Provisions	6 Months Ended
Jun. 30, 2019
Provisions [abstract]
Provisions
13. Provisions
	As at	As at
	30.06.19	31.12.18
	£m	£m
Payment Protection Insurance redress	360	888
Other customer redress	385	444
Legal, competition and regulatory matters	227	414
Redundancy and restructuring	145	169
Undrawn contractually committed facilities and guarantees	297	271
Onerous contracts	46	139
Sundry provisions	320	327
Total	1,780	2,652

PPI redress

As at 30 June 2019, Barclays had recognised cumulative provisions of £9.6bn (December 2018: £9.6bn). Utilisation of the cumulative provisions to date is £9.2bn (December 2018: £8.7bn), leaving a residual provision of £360m (December 2018: £888m).

Through to 30 June 2019, 2.6m (December 2018: 2.4m) customer initiated claims[1] had been received and processed.

The current provision reflects the estimated cost of PPI redress primarily relating to customer initiated complaints and on-going remediation programmes, based on information available at June 2019. This also includes liabilities managed by third parties arising from portfolios previously sold where Barclays remains liable.

As at 30 June 2019, the provision of £360m represents Barclays’ best estimate of expected PPI related costs in light of the complaints deadline implemented by the FCA of 29 August 2019. However, it is possible the eventual cumulative provision outcome may differ from the current estimate. Barclays will continue to review the adequacy of the provision in respect of the future impacts, including after the complaints deadline as not all costs will be settled at that point.

The PPI provision is calculated using a number of assumptions, which continue to involve significant modelling and management judgement:

  Customer initiated claim volumes – claims received but not yet processed plus an estimate of future claims initiated by customers, where the increase in volume is anticipated to cease after the PPI deadline.
  Average claim redress – the expected average payment to customers for upheld claims based on the type and age of the policy/policies.
  Processing cost per claim – the cost of assessing and processing each valid claim.

These assumptions remain subjective, mainly due to the uncertainty associated with the remaining future claims levels, which include complaints driven by Claims Management Company (CMC) activity and the FCA advertising campaign.

In addition, these assumptions are subject to recent investigations and queries by the Official Receiver in respect of bankruptcy estates, the impact of which cannot be reliably estimated at this time.

The following table outlines key forecast assumptions used in the provision calculation as at 30 June 2019, and a sensitivity analysis illustrating the impact on the provision, if the future expected assumptions prove too high or too low.

Assumption	Cumulative actual to 30.06.19	Future expected policy claims	Sensitivity analysis increase/decrease in provision
Customer initiated claims received and processed (thousands)[1]	2,600	134	50k = £120m
Average uphold rate per claim (%)[2]	89	87	1% = £3m
Average redress per valid claim (£)[3]	2,143	2,286	£100 = £12m

  Total mis-selling claims received by Barclays, including those received via CMCs but excluding those for which no PPI policy exists and excluding recent investigations and queries by the Official Receiver in respect of bankruptcy estates (the impact of which cannot be reliably estimated at this time) and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational processing costs.
  Average uphold rate per customer initiated mis-selling claims received by Barclays and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.
  Average redress stated on a per policy basis for future customer initiated mis-selling complaints received by Barclays. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.